Derecognition of financial assets - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Jan. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Subordinated notes outstanding	$ 584	$ 0	$ 435
Assets pledged	632	0
Loans or receivables collateralized on revolving basis through trust	585	892
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
Derecognized CEBA loans	$ 1,000	$ 3,400